ALLOWANCE FOR DEDUCTIONS FROM REVENUES	6 Months Ended
Jun. 30, 2022
ALLOWANCE FOR DEDUCTIONS FROM REVENUES
ALLOWANCE FOR DEDUCTIONS FROM REVENUES

NOTE 4: - ALLOWANCE FOR DEDUCTIONS FROM REVENUES:

a.	The following table shows the movement of the allowance for deductions from revenues:

	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2022	29,742	969	30,711
Increases	53,282	1,714	54,996
Decreases (utilized)	(45,317)	(1,363)	(46,680)
Adjustments	271	(75)	196
As of June 30, 2022	37,978	1,245	39,223
	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2021	16,380	1,963	18,343
Increases	41,679	956	42,635
Decreases (utilized)	(33,643)	(576)	(34,219)
Adjustments	(692)	29	(663)
As of June 30, 2021	23,724	2,372	26,096
	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of April, 2022	35,559	963	36,522
Increases	30,393	699	31,092
Decreases (utilized)	(27,974)	(417)	(28,391)
Adjustments	-	-	-
As of June 30, 2022	37,978	1,245	39,223
	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of April, 2021	20,497	2,180	22,677
Increases	23,873	495	24,368
Decreases (utilized)	(20,614)	(333)	(20,947)
Adjustments	(32)	30	(2)
As of June 30, 2021	23,724	2,372	26,096

b.	The Company believes it will be entitled to reimbursement related to duplicates and erroneous rebates. However, the likelihood of a significant reversal of revenue recognized not occurring with the uncertainty associated with the potential reimbursement cannot be considered highly probable, and therefore the Company has not recognized revenue related to potential reimbursement relating to duplicates and erroneous rebates.